Acquisition of Prospector Capital Corp. (Details) - Schedule of Reconciles the Fair Value of Elements of the Transactions (Parentheticals) - Business Combinations [Member]	9 Months Ended
Jun. 30, 2024 shares
Acquisition of Prospector Capital Corp. (Details) - Schedule of Reconciles the Fair Value of Elements of the Transactions (Parentheticals) [Line Items]
Common shares	8,770,930
Class A Non-Voting Special Shares	2,031,250